Summary of Significant Accounting Policies - Summary of Impact of Adoption (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Deferred revenue		$ 1,239		$ 202,979
Deferred revenue, noncurrent				8,475
(Accumulated deficit) retained earnings	$ (28,822)	16,740		$ (54,648)
Adjustments for New Accounting Pronouncement [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Deferred revenue		(108,948)
Deferred revenue, noncurrent		(7,209)
(Accumulated deficit) retained earnings		$ 116,157
Adjustments for New Accounting Pronouncement [Member] | Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Deferred revenue			$ 94,031
Deferred revenue, noncurrent			1,266
(Accumulated deficit) retained earnings			$ 61,509